LEASES - Schedule of Undiscounted Lease Payments to be Received Under Finance Leases (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 214.1	$ 217.5
Unearned finance income	(56.3)	(56.9)
Discounted unguaranteed residual values of leased assets	(15.8)	(12.8)
Total investment in finance leases	142.0	147.8
Current portion (Note 11)	16.0	11.9
Non-current portion (Note 18)	126.0	135.9
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	23.9	16.4
Between 1 and 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	21.3	22.8
Between 2 and 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	18.2	17.4
Between 3 and 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	15.9	16.0
Between 4 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	16.4	16.0
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 118.4	$ 128.9